Warrant Liability (Detail Textuals) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant Liability Textual [Abstract]
Estimated fair value of the outstanding warrant liabilities	$ 549	$ 549	$ 803
Change in fair value of the derivative liabilities	$ 88	$ 254	$ 296